Consolidated Statements of Comprehensive Loss In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Net revenues
Non-related parties	$ 2,028,136	12,583,775	12,693,841	11,023,903
Related parties	55,379	343,602	724,252	368,025
Total net revenues	2,083,515	12,927,377	13,418,093	11,391,928
Cost of revenues
Total cost of revenues	1,722,775	10,689,132	11,959,239	11,760,729
Gross profit (loss)	360,740	2,238,245	1,458,854	(368,801)
Operating expenses
Selling expenses	176,505	1,095,145	1,064,263	893,332
General and administrative expenses	99,141	615,131	741,168	804,587
Research and development expenses	92,478	573,792	288,558	187,538
Provision for doubtful accounts receivable	27,298	169,371	3,065	68,561
Impairment of long-lived assets	0	0	0	200,497
Provision for inventory purchase commitments		0	480,182
Total operating expenses	395,422	2,453,439	2,577,236	2,154,515
Loss from operations	(34,682)	(215,194)	(1,118,382)	(2,523,316)
Other income (expense)
Equity in income of affiliates, net	362	2,245	1,197	507
Interest expense	(163,729)	(1,015,871)	(971,597)	(897,124)
Interest income	5,645	35,026	31,372	46,446
Foreign currency exchange losses	(39,227)	(243,386)	(32,230)	(78,599)
Other income	20,238	125,568	65,767	54,457
Loss before income taxes	(211,393)	(1,311,612)	(2,023,873)	(3,397,629)
Income tax benefit (expense)	(14,461)	(89,723)	(31,025)	205,742
Net loss	(225,854)	(1,401,335)	(2,054,898)	(3,191,887)
Less: Loss attributable to the noncontrolling interests	16,363	101,526	110,473	127,475
Net loss attributable to Yingli Green Energy	(209,491)	(1,299,809)	(1,944,425)	(3,064,412)
Net loss	(225,854)	(1,401,335)	(2,054,898)	(3,191,887)
Foreign currency exchange translation adjustment, net of nil tax	3,713	23,040	49,089	115,598
Cash flow hedging derivatives, net of nil tax	(44)	(273)	(1,070)	1,513
Comprehensive loss	(222,185)	(1,378,568)	(2,006,879)	(3,074,776)
Less: Comprehensive loss attributable to the noncontrolling interest	16,275	100,980	114,959	108,749
Comprehensive loss attributable to Yingli Green Energy	$ (205,910)	(1,277,588)	(1,891,920)	(2,966,027)
Net loss per share: Basic and diluted (in CNY and dollars per share)	$ (1.21)	(7.49)	(12.41)	(19.59)
Weighted average number of shares outstanding	173,613,085	173,613,085	15,661,791	156,425,307